LOANS AND OTHER FINANCING (Tables)	12 Months Ended
Dec. 31, 2024
LOANS AND OTHER FINANCING
Schedule of composition of loan portfolio

				Total as of
	Assets Before Allowances			December 31,
	Stage 1	Stage 2	Stage 3	2024
Promissory notes	303,301,930	2,266,090	1,020,970	306,588,990
Unsecured corporate loans	303,070,601	5,091,105	4,715,263	312,876,969
Overdrafts	80,064,652	2,194,031	1,235,635	83,494,318
Mortgage loans	257,048,293	8,426,525	1,251,696	266,726,514
Automobile and other secured loans	180,429,857	11,827,296	5,109,431	197,366,584
Personal loans	271,573,217	20,284,186	6,553,640	298,411,043
Credit card loans	262,795,645	11,632,477	3,910,017	278,338,139
Foreign Trade Loans	348,286,411	10,363,458	4,825,112	363,474,981
Other financings	36,754,450	508,900	—	37,263,350
Other receivables from financial transactions	11,500,763	129,265	11,446	11,641,474
Receivables from financial leases	59,171,479	3,740,121	357,236	63,268,836
Subtotal	2,113,997,298	76,463,454	28,990,446	2,219,451,198
Allowances for loan losses	(18,518,639)	(12,984,633)	(17,869,762)	(49,373,034)
Total	2,095,478,659	63,478,821	11,120,684	2,170,078,164

				Total as of
	Assets Before Allowances			December 31,
	Stage 1	Stage 2	Stage 3	2023
Promissory notes	151,407,457	1,738,975	988,501	154,134,933
Unsecured corporate loans	205,019,081	3,895,909	1,147,510	210,062,500
Overdrafts	90,915,387	3,038,898	1,201,639	95,155,924
Mortgage loans	106,405,338	7,785,021	3,296,989	117,487,348
Automobile and other secured loans	27,807,679	5,005,719	563,947	33,377,345
Personal loans	93,640,015	15,859,814	3,516,917	113,016,746
Credit card loans	142,692,389	18,782,490	3,614,502	165,089,381
Foreign Trade Loans	50,711,409	8,731,879	12,250,428	71,693,716
Other financings	80,532,633	3,172,853	—	83,705,486
Other receivables from financial transactions	1,053,867	287,973	8,848	1,350,688
Receivables from financial leases	39,327,656	3,992,142	215,028	43,534,826
Subtotal	989,512,911	72,291,673	26,804,309	1,088,608,893
Allowances for loan losses	(9,928,781)	(11,101,509)	(16,966,911)	(37,997,201)
Total	979,584,130	61,190,164	9,837,398	1,050,611,692

Schedule of eventual responsibility

	12.31.2024	12.31.2023
Other guarantees granted	110,358,739	203,314,067
Responsibilities for foreign trade loans	28,916,698	27,841,210
Documentary loans	15,781,305	10,369,477
Overdrafts	20,756,519	1,240,473
Total eventual responsability	175,813,261	242,765,227

Schedule of changes in gross carrying amount and corresponding expected credit losses

	Assets Before Allowances				ECL Allowance
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning of the year	989,512,911	72,291,673	26,804,309	1,088,608,893	9,928,780	11,101,509	16,966,911	37,997,200
Transfers
Stage 1 to 2	(3,584,917)	3,584,917	—	—	(116,985)	1,030,912	—	913,927
Stage 1 to 3	(8,343,147)	—	8,343,147	—	(28,650)	—	1,567,021	1,538,371
Stage 2 to 3	—	(329,657)	329,657	—	—	(65,722)	375,206	309,484
Stage 2 to 1	7,911,551	(7,911,551)	—	—	361,569	(1,117,854)	—	(756,285)
Stage 3 to 2	—	780,268	(780,268)	—	—	18,320	(548,901)	(530,581)
Stage 3 to 1	107,992	—	(107,992)	—	2,080	—	(67,596)	(65,516)
Additions	1,677,516,637	—	—	1,677,516,637	13,417,776	—	—	13,417,776
Disposals	(354,189,251)	(15,174,497)	(20,804,019)	(390,167,767)	(1,733,279)	(2,500,356)	(2,754,021)	(6,987,656)
Interest accrual	191,551,079	53,255,197	29,409,870	274,216,146	2,117,862	10,534,865	22,111,604	34,764,331
Write-Offs	(113,143)	(90,757)	(12,123,262)	(12,327,162)	(113,143)	(90,757)	(12,123,262)	(12,327,162)
Portfolio sale	—	—	(1,088,576)	(1,088,576)	—	—	(1,003,942)	(1,003,942)
Exchange Differences and Others	10,331,332	1,254,587	1,555,861	13,141,780	37,884	66,300	653,421	757,605
Result from exposure to changes in the purchasing power of money	(396,703,746)	(31,196,726)	(2,548,281)	(430,448,753)	(5,355,255)	(5,992,584)	(7,306,679)	(18,654,518)
Gross carrying amount at December 31, 2024	2,113,997,298	76,463,454	28,990,446	2,219,451,198	18,518,639	12,984,633	17,869,762	49,373,034

	Assets Before Allowances				ECL Allowance
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning of the year	1,478,516,294	127,178,904	63,539,559	1,669,234,757	20,585,901	19,843,883	42,451,935	82,881,719
Transfers
Stage 1 to 2	(8,523,510)	8,523,510	—	—	(317,362)	743,016	—	425,654
Stage 1 to 3	(660,712)	—	660,712	—	(10,662)	—	489,295	478,633
Stage 2 to 3	—	(440,335)	440,335	—	—	(32,466)	186,007	153,541
Stage 2 to 1	5,405,651	(5,405,651)	—	—	92,656	(242,619)	—	(149,963)
Stage 3 to 2	—	83,144	(83,144)	—	—	10,923	(44,378)	(33,455)
Stage 3 to 1	56,514	—	(56,514)	—	1,067	—	(24,154)	(23,087)
Additions	952,686,596	—	—	952,686,596	24,724,340	—	—	24,724,340
Disposals	(371,850,792)	(25,565,367)	(15,429,263)	(412,845,422)	(26,714,512)	(5,583,915)	(11,330,067)	(43,628,494)
Net changes of financial assets	129,351,784	7,881,815	11,020,157	148,253,756	115,913	651,666	5,830,917	6,598,496
Write-Offs	(4,005,087)	(9,162,243)	(20,876,934)	(34,044,264)	(4,005,087)	(9,162,243)	(20,876,934)	(34,044,264)
Portfolio sale	—	—	(12,661,115)	(12,661,115)	—	—	(12,330,922)	(12,330,922)
Exchange Differences and Others	13,408,571	39,044,792	16,199,813	68,653,176	6,053,376	12,737,352	31,323,848	50,114,576
Result from exposure to changes in the purchasing power of money	(1,204,872,398)	(69,846,896)	(15,949,297)	(1,290,668,591)	(10,596,850)	(7,864,088)	(18,708,636)	(37,169,574)
Gross carrying amount at December 31, 2023	989,512,911	72,291,673	26,804,309	1,088,608,893	9,928,780	11,101,509	16,966,911	37,997,200

Schedule of financial assets

		Allowances
	Gross	for loans		Fair value of
Credit Impaired loans	exposure	losses	Book value	collateral
Overdrafts	1,235,635	939,791	295,844	153,218
Receivables from financial leases	357,236	214,615	142,621	122,430
Promissory Notes	1,020,970	540,917	480,053	300,235
Mortgage loans	1,251,696	344,610	907,086	1,902,913
Personal loans	6,553,640	6,241,343	312,297	—
Automobile and other secured loans	5,109,431	3,548,135	1,561,296	7,680,211
Credit Card Loans	3,910,017	3,579,676	330,341	—
Other	9,551,821	2,460,675	7,091,146	6,128,227
Total	28,990,446	17,869,762	11,120,684	16,287,234

Schedule of withdrawal financial assets from its balance sheet

	12.31.2024	12.31.2023
Balance at the beginning of the year	19,795,047	53,340,375
Additions	12,327,162	34,044,264
Disposals	(5,441,409)	(13,526,860)
Cash collection	(3,556,231)	(9,034,998)
Portfolio sales	(466,457)	(1,808,888)
Condonation	(1,418,721)	(2,682,974)
Exchange differences and other movements	(12,598,750)	(54,062,732)
Gross carrying amount	14,082,050	19,795,047